FINANCE COSTS (Tables)	6 Months Ended
Jun. 30, 2024
Finance Costs [Abstract]
Summary of Finance Costs

	Six months ended June 30,
	2024	2023
	US$’000 (Unaudited)	US$’000 (Unaudited)
Interest on lease liabilities	739	609
Collaboration interest-bearing advanced funding	10,220	9,689
Total	10,959	10,298